Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments

6.  DERIVATIVE INSTRUMENTS

The Partnership is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Partnership records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Partnership enters into master netting agreements with its counterparties. Therefore, assets represent the Partnership’s unrealized gains less unrealized losses for OTC contracts in which the Partnership has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Partnership records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Partnership bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Partnership represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Partnership due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Partnership contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Partnership’s satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Partnership must rely solely on the credit of the individual counterparties. The contract amounts of the forward currency and futures contracts do not represent the Partnership’s risk of loss due to counterparty nonperformance. The Partnership’s exposure to credit risk associated with counterparty nonperformance of these forward currency contracts is limited to the unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held in cash and U.S. Treasury Notes by the counterparty. The amount of such credit risk was $9,139,654 and $15,616,290 at December 31, 2013 and 2012, respectively.

The General Partner has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will in fact succeed in doing so. The General Partner’s market risk control procedures include diversification of the Partnership’s portfolio and continuously monitoring the portfolio’s open positions, historical volatility and maximum historical loss. The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnership’s assets at financial institutions and brokers which the General Partner believes to be creditworthy. The Partnership’s trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Partnership are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)), collectively the “Futures Clearing Brokers.” The Partnership ceased clearing trades through Credit Suisse Securities (USA) LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC during July 2013, June 2013 and September 2012, respectively. For all forward currency transactions, the Partnership utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC, collectively the “FX Prime Brokers.”

The Partnership is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effects of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the Partnership’s functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2013		2012
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 237,593	8.14%	$ (321,344)	(20.70)%
British pound	75,711	2.59	(87,811)	(5.66)
Canadian dollar	165,864	5.68	(10,071)	(0.65)
Czech koruna	(4,219)	(0.15)	45,308	2.92
Euro	731,360	25.05	932,881	60.10
Hong Kong dollar	125,970	4.31	73,435	4.73
Hungarian forint	6,931	0.24	(298,280)	(19.22)
Japanese yen	457,232	15.66	558,505	35.98
Korean won	86,754	2.97	4,325	0.28
Malaysian ringgit	13,169	0.45	-‘	-‘
Mexican peso	-‘	-‘	1,986	0.13
Norwegian krone	(14,366)	(0.49)	(4,125)	(0.27)
Polish zloty	39,628	1.36	106,236	6.85
Romanian leu	-‘	-‘	9,544	0.62
Singapore dollar	36,708	1.26	5,763	0.37
South African rand	165,131	5.66	(5,614)	(0.36)
Swedish krona	(33,359)	(1.14)	(62,523)	(4.03)
Swiss franc	-‘	-‘	(5,355)	(0.35)
Taiwan dollar	-‘	-‘	8,283	0.54
Thai baht	-‘	-‘	14,937	0.96
Turkish lira	240,052	8.22	(20,058)	(1.29)
U.S. dollar	589,401	20.19	606,137	39.05

Total	$ 2,919,560	100.00%	$ 1,552,159	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Partnership’s market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Partnership’s open positions and the liquidity of the markets in which it trades.

The Partnership engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Partnership at December 31, 2013 and 2012 by market sector:

Agricultural (grains, livestock and softs) — The Partnership’s primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies — Exchange rate risk is a principal market exposure of the Partnership. The Partnership’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Partnership trades in a large number of currencies including cross-rates — e.g., positions between two currencies other than the U.S. dollar.

Energies — The Partnership’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates — Interest rate movements directly affect the price of the sovereign bond futures positions held by the Partnership and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Partnership’s profitability. The Partnership’s primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Partnership also may take positions in futures contracts on the government debt of other nations. The General Partner anticipates that interest rates in these industrialized countries, both long-term and short-term, will remain the primary interest rate market exposure of the Partnership for the foreseeable future.

Metals — The Partnership’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices — The Partnership’s equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair values of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Partnership’s policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Partnership are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Partnership’s trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2013 and 2012. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 156,261	$ (230,029)	$ 56,410	$ (119,378)	$ (136,736)
Grains	4,673	(345,640)	283,023	(4,999)	(62,943)
Interest rates	148,106	(1,074,306)	44,116	(92,969)	(975,053)
Livestock	22,330	(1,890)	3,780	(10,030)	14,190
Metals	1,644,571	(134,297)	58,546	(580,051)	988,769
Softs	5,479	(33,991)	53,863	(12,135)	13,216
Stock indices	3,010,177	(17,219)	72,260	(9,600)	3,055,618
Total futures contracts	4,991,597	(1,837,372)	571,998	(829,162)	2,897,061

Forward currency contracts	936,496	(1,042,664)	371,418	(242,751)	22,499

Total futures and
forward currency contracts	$ 5,928,093	$ (2,880,036)	$ 943,416	$ (1,071,913)	$ 2,919,560

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 783,955	$ (7,368)	$ 49,968	$ (970,606)	$ (144,051)
Grains	-	(120,475)	74,045	(6,838)	(53,268)
Interest rates	1,159,021	(516,593)	10,171	-	652,599
Livestock	-	-	480	(3,700)	(3,220)
Metals	91,984	(23,529)	645	(274,882)	(205,782)
Softs	4,385	-	243,519	(53,884)	194,020
Stock indices	1,064,657	(123,949)	-	(33,060)	907,648
Total futures contracts	3,104,002	(791,914)	378,828	(1,342,970)	1,347,946

Forward currency contracts	1,505,439	(1,782,268)	1,788,055	(1,307,013)	204,213

Total futures and
forward currency contracts	$ 4,609,441	$ (2,574,182)	$ 2,166,883	$ (2,649,983)	$ 1,552,159

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2013 and 2012, as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Sector	2013	2012

Futures contracts:
Energies	$(3,222,271)	$(2,999,758)
Grains	1,021,696	(1,953,245)
Interest rates	(10,725,452)	6,291,318
Livestock	4,340	(314,470)
Metals	(1,102,965)	(3,273,993)
Softs	387,531	737,902
Stock indices	13,926,067	141,145

Total futures contracts	288,946	(1,371,101)

Forward currency contracts	(5,446,536)	(3,755,331)

Total futures and
forward currency contracts	$(5,157,590)	$(5,126,432)

The following table presents the average notional value by sector of open futures and forward currency contracts in U.S. dollars for the years ended December 31, 2013 and 2012. The Partnership’s average net asset value during 2013 and 2012 was approximately $133,000,000 and $152,000,000, respectively.

	2013		2012
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 25,504,935	$ 15,997,596	$ 19,280,778	$ 23,709,518
Grains	8,752,502	9,742,036	6,912,792	5,041,917
Interest rates	249,567,718	35,194,835	349,445,189	3,300,714
Livestock	1,459,638	2,619,588	-	1,578,968
Metals	12,584,635	12,188,975	6,518,015	11,379,690
Softs	3,090,433	5,968,367	914,667	6,957,297
Stock indices	136,385,750	1,430,570	54,739,807	15,331,947

Total futures contracts	437,345,611	83,141,967	437,811,248	67,300,051

Forward currency contracts	132,389,740	45,239,532	117,572,275	91,427,209

Total futures and
forward currency contracts	$ 569,735,351	$ 128,381,499	$ 555,383,523	$ 158,727,260

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. Dollars at each quarter end during 2013 and 2012. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the General Partner believes it is a more meaningful representation of notional values of the Partnership’s open interest rate positions.

The customer agreements between the Partnership, the Futures Clearing Brokers and the FX Prime Brokers gives the Partnership the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Partnership netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, “Balance Sheet,” were met.

On January 1, 2013, the Partnership adopted ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 created a new disclosure requirement about the nature of an entity’s rights of setoff and the related arrangements associated with its financial instruments and derivative instruments, while ASU 2013-01 clarified the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statement of Financial Position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The new guidance did not have a significant impact on the Partnership’s financial statements.

The following tables summarize the valuation of the Partnership’s investments as December 31, 2013 and 2012.

Offsetting derivative assets and liabilities at December 31, 2013

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty A	$1,439,459	$(509,651)	$929,808
Counterparty C	2,721,786	(1,302,169)	1,419,617
Counterparty D	1,402,350	(854,714)	547,636
Total futures contracts	5,563,595	(2,666,534)	2,897,061

Forward currency contracts
Counterparty F	428,000	(277,225)	150,775
Counterparty G	194,464	(107,368)	87,096
Total forward currency contracts	622,464	(384,593)	237,871

Total assets	$6,186,059	$(3,051,127)	$3,134,932

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty H	$900,822	$(685,450)	$215,372
Total liabilities	$900,822	$(685,450)	$215,372

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 929,808	$ -	$ (929,808)	$ -
Counterparty C	1,419,617	-	(1,419,617)	-
Counterparty D	547,636	-	(547,636)	-
Counterparty F	150,775	-	(150,775)	-
Counterparty G	87,096	-	(87,096)	-

Total	$ 3,134,932	$ -	$ (3,134,932)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	$ 215,372	$ -	$ (215,372)	$ -

Total	$ 215,372	$ -	$ (215,372)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of
December 31, 2013.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31,
2013.

    (Concluded)

Offsetting derivative assets and liabilities at December 31, 2012

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty A	$469,664	$(265,540)	$204,124
Counterparty B	1,826,503	(917,569)	908,934
Counterparty D	454,227	(183,659)	270,568
Counterparty E	403,519	(277,140)	126,379
Total futures contracts	3,153,913	(1,643,908)	1,510,005

Forward currency contracts
Counterparty F	1,407,165	(489,760)	917,405
Counterparty G	104,142	(35,442)	68,700
Total forward currency contracts	1,511,307	(525,202)	986,105

Total assets	$4,665,220	$(2,169,110)	$2,496,110

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$796,101	$(634,042)	$162,059
Total futures contracts	796,101	(634,042)	162,059

Forward currency contracts
Counterparty H	2,884,060	(2,102,168)	781,892
Total forward currency contracts	2,884,060	(2,102,168)	781,892

Total liabilities	$3,680,161	$(2,736,210)	$943,951

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 204,124	$ -	$ (204,124)	$ -
Counterparty B	908,934	-	(908,934)	-
Counterparty D	270,568	-	(270,568)	-
Counterparty E	126,379	-	(126,379)	-
Counterparty F	917,405	-	(917,405)	-
Counterparty G	68,700	-	(68,700)	-

Total	$ 2,496,110	$ -	$ (2,496,110)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty C	$ 162,059	$ -	$ (162,059)	$ -
Counterparty H	781,892	-	(781,892)	-

Total	$ 943,951	$ -	$ (943,951)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of
December 31, 2012.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31,
2012.

    (Concluded)